Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY OXFORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2012
Fidelity Four-in-One Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fost_SupplementTextBlock

Supplement to the
Fidelity® Four-in-One
Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	None